Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statements of Income and Comprehensive Income
Stock-based compensation expense	$ 23,000	$ 306	$ 0	$ 23,267	$ 0